Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2026
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of Presentation

Prior to the Separation, Mobility Global operated as part of S&P Global and not as a stand-alone company. Accordingly, for periods prior to the Separation, the financial statements were prepared on a carve-out basis and derived from the consolidated financial statements and accounting records of S&P Global. The financial statements for such periods reflect the Company’s financial position, results of operations and cash flows as we were historically managed. Accordingly, periods prior to the Separation are presented on a combined basis, and the periods subsequent to the Separation are presented on a consolidated basis. Unless otherwise indicated, the consolidated and combined financial statements are referred to herein as the “unaudited condensed financial statements”.

Following the Separation, the unaudited condensed financial statements include the consolidated accounts of the Company and its wholly-owned subsidiaries and no longer include allocations from S&P Global. The Company believes the unaudited condensed financial statements reflect all adjustments, including normal recurring adjustments, that are necessary for a fair statement of financial position, results of operations and cash flows for the interim periods shown. The results for the interim periods are not necessarily indicative of results for the full year. The following information is relevant to the unaudited condensed financial statements:

●	The unaudited condensed statements of operations and statements of comprehensive income for the three and nine months ended September 30, 2026 consist of the Company’s consolidated results for the three months ended September 30, 2026 and the combined results of the Company’s businesses for the six months ended June 30, 2026. The unaudited condensed statements of operations and statements of comprehensive income for the three and nine months ended September 30, 2025 consist of the combined results of the Company’s businesses.
●	The unaudited condensed balance sheet as of September 30, 2026 consists of the Company’s consolidated balances, while the unaudited condensed balance sheet as of December 31, 2025 consists of the combined balances of the Company’s businesses.
●	The unaudited condensed statements of equity for the three and nine months ended September 30, 2026 consist of the Company’s consolidated activity for the three months ended September 30, 2026 and the combined activity of the Company’s businesses for the six months ended June 30, 2026. The unaudited condensed statements of equity for the three and nine months ended September 30, 2025 consist of the combined activity of the Company’s businesses.
●	The unaudited condensed statement of cash flows for the nine months ended September 30, 2026 consists of the Company’s consolidated results for the three months ended September 30, 2026 and the combined results of the Company’s businesses for the six months ended June 30, 2026. The unaudited condensed statement of cash flows for the nine months ended September 30, 2025 consists of the combined results of the Company’s businesses.

For periods prior to the Separation, all revenues and costs, as well as assets and liabilities, directly associated with the business activity of the Company were recorded in the unaudited condensed financial statements. For such periods, the unaudited condensed financial statements included certain assets and liabilities that had historically been held at the S&P Global corporate level but were specifically identifiable or otherwise attributable to the Company. Such unaudited condensed financial statements also included allocations of certain expenses from S&P Global’s corporate functions to the Company. The allocations were recorded on the basis of direct usage when identifiable, with the remainder allocated on a pro-rata basis of combined revenue, headcount, or other measures of the Company or S&P Global. Management believes the assumptions underlying the unaudited condensed financial statements for periods prior to the Separation, including the assumptions regarding allocating general corporate expenses, were reasonable; however, the amounts are not necessarily representative of the amounts that would have been reflected in the unaudited condensed financial statements had the Company operated independently of S&P Global during such periods. Following the Separation, the Company no longer receives allocations of expenses from S&P Global. See Note 11 — Related Party Transactions and Former Parent Investment.

For periods prior to the Separation, S&P Global’s net investment in the Company was presented as a component of equity in the unaudited condensed financial statements. Distributions made by S&P Global to the Company or to S&P Global from the Company were recorded as transfers from and to S&P Global, and the net amount was presented on the unaudited condensed statements of cash flows as Net transfers to Former Parent. In connection with the Separation, on July 1, 2026, Former Parent Investment was reclassified into Common stock and Additional paid-in capital based on the outstanding shares of Mobility Global’s common stock on July 1, 2026. Net transfers from Former Parent, including Separation adjustments on the unaudited condensed statements of equity include adjustments to deferred tax liabilities transferred from the Former Parent and corrections to certain foreign currency translation adjustments related to the Separation.

For periods prior to the Separation, cash balances legally owned by Mobility Global were reflected in the unaudited condensed financial statements. S&P Global had historically used a centralized approach to cash management and financing of its operations. These arrangements were not reflective of the manner in which the Company would have financed its operations had it been a stand-alone business separate from S&P Global during the periods for which the cash pooling arrangements were in place. During the first quarter of 2026, the Company ceased its participation in S&P Global’s cash pooling arrangements. Cash related to cash pooling arrangements was not included in the unaudited condensed financial statements for periods prior to the Separation. These amounts had instead been reported as a component of Former Parent Investment. Following the Separation, the Company maintains its own centralized cash management arrangements independent of S&P Global.

The accompanying unaudited condensed financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). All significant intercompany transactions within Mobility Global have been eliminated. As a result of the Restructuring Transactions, and in anticipation of the Separation, all balances with S&P Global were settled, with the exception of receivables from Mobility Global customers remitted to S&P Global that are owed to Mobility Global which are reflected in Accounts receivable, net of allowance for doubtful accounts on the unaudited condensed balance sheets as of September 30, 2026. The total net effect of the settlement of these transactions is reflected in the unaudited condensed statements of cash flows in Net transfers to Former Parent as a financing activity and in the unaudited condensed balance sheets as Former Parent Investment. Certain other historical intercompany transactions between S&P Global and the Company have been classified as related party transactions, rather than Former Parent Investment, as they were historically settled in cash.

For periods prior to the Separation, the unaudited condensed financial statements may not be indicative of future performance and do not necessarily reflect what the unaudited condensed statements of operations, balance sheets and statements of cash flows would have been had the Company operated as a stand-alone business during the periods presented. Actual costs that would have been incurred if the Company had operated as a stand-alone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure. The Company is unable to quantify the amounts that it would have recorded during the historical periods on a stand-alone basis as it is not practicable to do so. The accompanying unaudited condensed financial statements and the related notes should be read in conjunction with the Company’s audited combined financial statements and related notes included within the Company’s Registration Statement on Form 10 filed with the SEC on May 27, 2026, as amended (the “Registration Statement”).

Unearned Revenue and Remaining Performance Obligations

We record unearned revenue when cash payments are received in advance of our performance. The increase in the unearned revenue balance at September 30, 2026 compared to December 31, 2025 is primarily driven by cash payments received in advance of satisfying our performance obligations, offset by $76 million of revenues recognized that were included in the unearned revenue balance at the beginning of the period.

Remaining performance obligations represent the transaction price of contracts for work that has not yet been performed. As of September 30, 2026, the aggregate amount of the transaction price allocated to remaining performance obligations was $87 million. We expect to recognize the majority of revenue on the remaining performance obligations over the next 12 months.

Derivative Instruments

The Company enters into foreign currency forward contracts to manage exposure to changes in exchange rates related to certain intercompany financing arrangements denominated in currencies other than the functional currency of the Company, which is the United States dollar. During the three months ended September 30, 2026, the Company used foreign currency forward contracts to economically offset foreign currency remeasurement gains and losses associated with a certain intercompany loan. The contracts are not designated as hedging instruments for accounting purposes under Accounting Standards Codification (“ASC”) Topic 815, Derivatives and Hedging. Accordingly, changes in the fair value of the contracts are recognized in earnings within Interest expense and other, net in the unaudited condensed statements of operations.

Recently Issued or Adopted Accounting Pronouncements

In September of 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2025-06, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40), which removes references to prescriptive software development stages and includes an updated framework for capitalizing internal software costs. This guidance is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods, and early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance on its unaudited condensed financial statements.

In July of 2025, the FASB issued ASU 2025-05, Financial Instruments – Credit Losses (Topic 326), which provides an optional practical expedient for estimating future credit losses based on current conditions as of the balance sheet date and assuming those conditions do not change over the remaining life of the accounts receivable. This guidance is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. The adoption of this guidance did not have a significant impact on the Company’s unaudited condensed financial statements.

In November of 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Express Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires that an entity disclose, in the notes to financial statements, additional information about specific expense categories. The amendments in this update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its disclosures.